Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020
Miscellaneous non-current liabilities [abstract]
Pension and Other Post-Employment Benefit Plan	$ 309	$ 91
Provision for West White Rose Expansion Project	259	0
Provisions for Onerous Contracts	109	39
Employee Long-Term Incentives	108	33
Drilling Provisions	56	0
Deferred Revenue	42	0
Other	96	18
Other Liabilities	$ 979	$ 181